SHARE CAPITAL - Disclosure of number and weighted average exercise prices of warrants (Details) - Warrants [Member] - $ / shares		1 Months Ended	12 Months Ended
	Dec. 02, 2022	Aug. 30, 2022	Sep. 30, 2024	Sep. 30, 2023
Disclosure of classes of share capital [line items]
Number of warrants, Beginning Balance			1,047,520	881,520
Number of warrants, Issued	133,200	26,808	722,015	194,800
Number of warrants, Exercised				(28,800)
Number of warrants, Expired			(852,720)
Number of warrants, Ending Balance			916,815	1,047,520
Weighted average exercise price, Beginning Balance			$ 21.12	$ 23.89
Weighted average exercise price, Issued			2.12	6.75
Weighted average exercise price, Exercised				8.8
Weighted average exercise price, Expired			24.4
Weighted average exercise price, Ending Balance			$ 3.1	$ 21.12